Form N-1A Cover	Jan. 09, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 09, 2026
Prospectus Date	Jan. 12, 2026